ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES (Tables)	12 Months Ended
Dec. 31, 2014
ACQUISITION OF SOLAR POWER PLANTS UNDER DEVELOPMENT, ASSETS AND ASSUMPTION OF LIABILITIES THROUGH ACQUISITION OF PROJECT COMPANIES [Abstract]
Schedule of aggregate net assets acquired in transactions
Year Ended December 31,
2014
RMB
Cash and cash equivalents	51,115
Other receivables-3rd party	4,288,400
Solar power project assets, net	24,116,884
Other assets	198,829,274
Accounts payable	(79,127,090)
Other payables-3rd party	(13,859,583)
Net assets acquired	134,299,000

Total consideration satisfied by
Non-controlling interests	5,200,000
Cash consideration paid	129,099,000

Net cash outflow for acquisition:
Cash consideration paid	129,099,000
Cash and cash equivalents acquired	51,115
129,047,885